Commitments and contingencies - Other commitments and contingency (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments and contingencies
Future minimum payments for miscellaneous long-term commitments	€ 9,459	€ 14,042
Purchase commitments	€ 66,154	€ 32,976